Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerators and Denominators

A reconciliation of the numerators and denominators is as follows:

	For the Three Months Ended
	March 31,
	2026	2025
Numerator:
Net loss available to common shareholders	$(20,011,821)	$(1,439,490)
Less: Net loss attributable to the noncontrolling interest	(96,057)	(6,910)
Net loss attributable to common shareholders	$(19,915,764)	$(1,432,580)
Denominator:
Basic and diluted weighted average number of common shares outstanding	13,959,245	1,067,213
Basic and diluted net loss per common share outstanding	$(1.43)	$(1.34)

A reconciliation of the numerators and denominators is as follows:

	For the Years Ended
	December 31,
	2025	2024
Numerator:
Net loss available to common shareholders	$(39,815,021)	$(3,923,998)
Less: Net loss attributable to the noncontrolling interest	(191,112)	(18,717)
Net loss attributable to common shareholders	$(39,623,909)	$(3,905,281)
Denominator:
Basic and diluted weighted average number of common shares outstanding	9,804,075	5,056,870
Basic and diluted net loss per common share outstanding	$(4.04)	$(0.77)